Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions beginning balance	€ 2
Provisions ending balance		€ 2
Provisions for litigation
Disclosure of other provisions [line items]
Additions	1,508
Reversals	(1,508)
Provisions for risks
Disclosure of other provisions [line items]
Provisions beginning balance	2
Additions		2
Reversals	(2)
Provisions ending balance		2
Total Provisions
Disclosure of other provisions [line items]
Provisions beginning balance	2
Additions	1,508	2
Reversals	€ (1,510)
Provisions ending balance		€ 2